Consolidated Statement Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from/(used in) operating activities
Profit/(loss) after tax for the period	$ 6,575	$ 2,036	$ (3,975)
Non-cash items
Depreciation and amortisation	2,808	1,582	1,730
Depreciation of lease assets	140	108	94
Change in fair value of derivative financial instruments	960	31	31
Net finance costs	12	203	269
Tax expense/(benefit)	2,599	1,254	(1,465)
Exploration and evaluation written off	164	265	2
Impairment losses		10	5,269
Impairment reversals	(900)	(1,058)
Restoration movement	272	68	28
Gain on disposal of oil and gas properties (including revaluation gain)	(494)
Onerous contracts provision	(245)	(95)	347
Other	(254)	30	(12)
Changes in assets and liabilities
(Increase)/decrease in trade and other receivables	(77)	(39)	41
(Increase)/decrease in inventories	(146)	(4)	51
Increase in lease assets		(16)
Increase/(decrease) in provisions	131	(75)	155
(Decrease)/increase in lease liabilities	(31)	(25)	40
Increase in other assets and liabilities	(961)	(128)	(137)
Increase/(decrease) in trade and other payables	184	75	(121)
Cash generated from operations	10,737	4,222	2,347
Purchases of shares and payments relating to employee share plans	(45)	(47)	(32)
Interest received	108	11	64
Dividends received	19	6	4
Borrowing costs relating to operating activities	(21)	(91)	(180)
Income tax and PRRT paid	(1,218)	(271)	(331)
Payments for restoration	(263)	(38)	(23)
Payments for hedge collateral	(506)
Net cash from operating activities	8,811	3,792	1,849
Cash flows from/(used in) investing activities
Cash received on acquisition of BHPP, including cash acquired	1,082
Payments for capital and exploration expenditure	(3,136)	(2,406)	(1,418)
Borrowing costs relating to investing activities	(287)	(126)	(57)
Advances to other external entities	(48)	(206)	(110)
Proceeds from disposal of non-current assets	132	9
Funding of equity accounted investments	(8)
Payments for acquisition of joint arrangements		(212)	(527)
Net cash used in investing activities	(2,265)	(2,941)	(2,112)
Cash flows from/(used in) financing activities
Proceeds from borrowings			600
Repayment of borrowings	(283)	(784)	(83)
Borrowing costs relating to financing activities	(18)	(15)	(21)
Repayment of the principal portion of lease liabilities	(248)	(155)	(71)
Borrowing costs relating to lease liabilities	(10)	(89)	(86)
Purchases of shares and payments relating to Dividend Reinvestment Plan	(144)
Contributions to non-controlling interests	(98)	(92)	(111)
Dividends paid (net of Dividend Reinvestment Plan)	(2,558)	(289)	(454)
Net (payments)/proceeds from share issuance	(5)		23
Net cash used in financing activities	(3,364)	(1,424)	(203)
Net increase/(decrease) in cash held	3,182	(573)	(466)
Cash and cash equivalents at the beginning of the period	3,025	3,604	4,058
Effects of exchange rate changes	(6)	(6)	12
Cash and cash equivalents at the end of the period	$ 6,201	$ 3,025	$ 3,604